CONSOLIDATED STATEMENT OF INCOME - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Natural Gas Pipelines	CAD 5,383	CAD 4,913	CAD 4,497
Liquids Pipelines	1,879	1,547	1,124
Energy	4,038	3,725	3,176
Total Revenues	11,300	10,185	8,797
Income from Equity Investments (Note 8)	440	522	597
Operating and Other Expenses
Plant operating costs and other	3,250	2,973	2,674
Commodity purchases resold	2,237	1,836	1,317
Property taxes	517	473	445
Depreciation and amortization	1,765	1,611	1,485
Asset impairment charges (Note 7)	3,745	0	0
Total Operating and Other Expenses	11,514	6,893	5,921
(Loss)/Gain on Assets Held for Sale/Sold (Notes 6 and 25)	(125)	117	0
Financial Charges
Interest expense (Note 16)	1,370	1,198	985
Interest income and other	(163)	(91)	(34)
Total Financial Charges/(Income)	1,207	1,107	951
(Loss)/Income before Income Taxes	(1,106)	2,824	2,522
Income Tax Expense/(Recovery) (Note 15)
Current	136	145	43
Deferred	(102)	686	568
Total Income Tax Expense/(Recovery)	34	831	611
Net (Loss)/Income	(1,140)	1,993	1,911
Net Income attributable to non-controlling interests (Note 18)	6	153	125
Net (Loss)/Income Attributable to Controlling Interests	(1,146)	1,840	1,786
Preferred share dividends	94	97	74
Net (Loss)/Income Attributable to Common Shares	CAD (1,240)	CAD 1,743	CAD 1,712
Net (Loss)/Income per Common Share (Note 19)
Basic and diluted (in dollars per share)	CAD (1.75)	CAD 2.46	CAD 2.42
Dividends Declared per Common Share (in dollars per share)	CAD 2.08	CAD 1.92	CAD 1.84
Weighted Average Number of Common Shares (millions) (Note 19)
Basic (in shares)	709	708	707
Diluted (in shares)	709	710	708